Note 10 - Details of Selected Balance Sheet Accounts - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Note 10 - Details of Selected Balance Sheet Accounts - Summary of Inventories (Details)
Raw materials and purchased subassemblies	$ 18,638	$ 18,509
Work-in-process	1,218	2,079
Finished goods	4,417	4,932
Less: reserve for excess and obsolete inventories	(13,006)	(13,333)
Inventories, net	$ 11,267	$ 12,187